Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Liabilities [Abstract]
Summary of fair value on assets and liabilities measured at recurring basis
	Quoted Prices In Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2015

Embedded conversion feature	$-	$-	$730,584	$730,584
Warrant liability	-	-	437,252	437,252
December 31, 2015	$-	$-	$1,167,836	$1,167,836

Summary of the changes in fair value on a recurring basis using significant unobservable inputs
	Warrant Liability	Embedded Conversion Feature	Total
Balance - December 31, 2014	$-	$-	$-
Change in fair value of derivative liability	104,682	7,660	112,342
Issuance of derivative warrant liabilities	332,570	-	332,570
Included in debt discount	-	722,924	722,924
Balance – December 31, 2015	$437,252	$730,584	$1,167,836

Schedule of fair value of the derivative feature calculated using an option model
December 31, 2015
Risk free interest rate	0.49% - 1.06%
Dividend yield	0.00%
Expected volatility	113% - 115%
Remaining term	0.83 - 3.00 years